Derivatives and Fair Value Measurements (Details 1) - Operating costs and expenses [Member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015		Mar. 31, 2014
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on non-designated derivatives	$ 0.0		$ 0.0
Cash flow hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain recognized in other comprehensive income on derivatives (effective portion)	(154.4)		167.1
(Loss) gain reclassified from other comprehensive income into income (effective portion)	(105.3)	[1]	(21.0)	[2]
Gain (loss) reclassified from other comprehensive income into income (ineffective portion)	1.5		(0.2)
Commodity swap contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on non-designated derivatives	0.0		0.0
Commodity swap contracts [Member] | Cash flow hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain recognized in other comprehensive income on derivatives (effective portion)	(18.3)		(8.5)
(Loss) gain reclassified from other comprehensive income into income (effective portion)	(31.7)	[1]	(2.2)	[2]
Gain (loss) reclassified from other comprehensive income into income (ineffective portion)	1.5		(0.2)
Foreign currency forward contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on non-designated derivatives	0.0		0.0
Foreign currency forward contract [Member] | Cash flow hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain recognized in other comprehensive income on derivatives (effective portion)	(136.1)		175.6
(Loss) gain reclassified from other comprehensive income into income (effective portion)	(73.6)	[1]	(18.8)	[2]
Gain (loss) reclassified from other comprehensive income into income (ineffective portion)	$ 0.0		$ 0.0

[1]	Includes the reclassification from "Accumulated other comprehensive loss" into earnings of $10.7 million of previously unrecognized gains on foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012.
[2]	Includes the reclassification from "Accumulated other comprehensive loss" into earnings of $40.9 million of previously unrecognized gains on foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012